FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /     /    (a)
         or fiscal year ending:             12/31/03 (b)

Is this a transition report? (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.  Registrant Name:   Jefferson National Life Annuity Account E

         B.  File Number:       811-08288

         C.  Telephone Number:  502-587-7626

2.       A.  Street:   9920 Corporate Campus Drive, Suite 1000

         B.  City:  Louisville   C.  State:  KY    D. Zip Code: 40223   Zip Ext:

         E.  Foreign Country:              Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)    N
                                                                    -----------

4.       Is this the last filing on this form by Registrant? (Y/N)    N
                                                                    -----------

5.       Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                         ------
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)    Y
                                                             ------------------
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)
                                                                         ------
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?
                                     ------------


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For period ending      12/31/03

File number 811-08288


UNIT INVESTMENT TRUSTS

111.   A.    [ ]    Depositor Name: JEFFERSON NATIONAL LIFE INSURANCE COMPANY

       B.    [ ]    File Number (If any):
                                          --------------------------------------

       C.    [ ]    City: LOUISVILLE State: KY   Zip Code: 40223 Zip Ext.:
                                                                           -----
             [ ]    Foreign Country:            Foreign Postal Code:
                                     ----------                      -----------
111.   A.    [ ]    Depositor Name:
                                     -------------------------------------------
       B.    [ ]    File Number (If any):

       C.    [ ]    City:                             State:
                           -------------------------          ------

                    Zip Code:             Zip Ext.:
                               ---------             -----

             [ ]    Foreign Country:               Foreign Postal Code:
                                    --------------                      --------

112.   A.    [ ]    Sponsor Name: JEFFERSON NATIONAL LIFE INSURANCE COMPANY

       B.    [ ]    File Number (If any):

       C.    [ ]    City: LOUISVILLE State: KY   Zip Code: 40223  Zip Ext.:
                                                                           -----

             [ ]    Foreign Country:            Foreign Postal Code:
                                     ----------                      -----------
112.   A.    [ ]    Sponsor Name:
                                   ---------------------------------------------
       B.    [ ]    File Number (If any):

       C.    [ ]    City:                             State:
                           -------------------------          ------

                    Zip Code:             Zip Ext.:
                               ---------             -----

             [ ]    Foreign Country:            Foreign Postal Code:
                                     ----------                      -----------

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File number 811-08288

113.     A.       [ / ]    Trustee Name:

         B.       [ / ]    City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [ / ]    Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
113.     A.       [ / ]    Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [ / ]    City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [ / ]    Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [ ]      Principal Underwriter Name:  INVIVA SECURITIES CORPORATION
                                                        --------------------------------------------------
         B.       [ ]      File Number 8-51845

         C.       [ ]      City:  LOUISVILLE         State:  KY        Zip Code:  40223       Zip Ext.:
                                  ---------------            ------               --------               ----------
                  [ ]      Foreign Country:                                   Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [ ]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [ ]      File Number 8-______
         C.       [ ]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [ ]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [ /]     Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [ / ]    City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [ / ]    Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [  /]    Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [ / ]    City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [ /]     Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

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File number 811-08288

116.     Family of investment companies information:

         A.       [ /]     Is Registrant part of a family of investment companies?  (Y/N)  _______             ____
                                                                                                                Y/N

         B.       [ /]     Identify the family in 10 letters: ____________________________________
                           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.       [ /]     Is Registrant a separate account of an insurance company?  (Y/N)  ___               ____
                                                                                                                Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       [ / ]    Variable annuity contracts?  (Y/N)  _______                                         ____
                                                                                                                Y/N

         C.       [ / ]    Scheduled premium variable life contracts?  (Y/N)  _______                          ____
                                                                                                                Y/N

         D.       [ / ]    Flexible premium variable life contracts?  (Y/N)  _______                           ____
                                                                                                                Y/N

         E.       [ / ]    Other types of insurance products registered under the Securities Act of
                           1933?  (Y/N)  _______                                                               ____
                                                                                                                Y/N

118.              [ / ]    State the number of series existing at the end of the period that had securities
                           registered under the Securities Act of 1933 ______________________________          ____

119.              [ / ]    State the number of new series for which registration statements under the
                           Securities Act of 1933 became effective during the period
                           _________________________                                                           ____

120.              [ / ]    State the total value of the portfolio securities on the date of deposit for the
                           new series included in item 119 ($000's omitted) ___________________________       $____

121.              [ / ]    State the number of series for which a current prospectus was in existence at the
                           end of the period __________________________________________                        ____

122.              [ / ]    State the number of existing series for which additional units were registered
                           under the Securities Act of 1933 during the current period _____________________    ____

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                                                       Page 50, "X" box: [ ]
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File number 811- 08288

123.              [ / ]    State the total value of the additional units considered in answering item 122
                           ($000's omitted) _____________________________________________                   $______

124.              [ / ]    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                           ($000's omitted) ____________________________________                            $______

125.              [ / ]    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                           ($000's omitted) ___________________________________                             $______

126.                       Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
                           portfolio of a subsequent series.) ($000's omitted) _________________            $______

127.                       List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Number of    Total Assets        Total Income
                                                                            Series         ($000's          Distributions
                                                                           Investing      omitted)         ($000'S omitted)
                                                                           ---------      --------        -----------------

A.    U.S. Treasury direct issue                                            ________     $ ________           $ ________

B.    U.S. Government agency                                                ________     $ ________           $ ________

C.    State and municipal tax-free                                          ________     $ ________           $ ________

D.    Public utility debt                                                   ________     $ ________           $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent        ________     $ ________           $ ________

F.    All other corporate intermed. & long-term debt                        ________     $ ________           $ ________

G.    All other corporate short-term debt                                   ________     $ ________           $ ________

H.    Equity securities of brokers or dealers or parents of brokers         ________     $ ________           $ ________
      or dealers

I.    Investment company equity securities                                               $                    $
                                                                            --------       --------             --------

J.    All other equity securities                                               1        $ 219,664            $ 2,476
                                                                            --------       --------             --------

K.    Other securities                                                      ________     $ ________           $ ________

L.    Total assets of all series of registrant                                  1        $ 219,664            $ 2,476
                                                                            --------       --------             --------

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File number 811-08288

128.     [ / ]

                  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period
                  insured or guaranteed by an entity other than the issuer? (Y/N) _________                    ____

                  [If answer is "N" (No), go to item 131.]                                                      Y/N

129.     [ / ]    Is the issuer of any instrument covered in item 128 delinquent or in default as
                  to payment of principal or interest at the end of the current period? (Y/N) ________         ____

                  [If answer is "N" (No), go to item 131.]                                                      Y/N

130.     [ / ]    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
                  guarantees? (Y/N) _______                                                                    ____
                                                                                                                Y/N

131.              Total expenses incurred by all series of Registrant during the current reporting
                  period ($000's omitted)  ________________________________________                         $ 2,846
                                                                                                            -------

132.     [ / ]    List the "811" (Investment Company Act of 1940) registration number for all
                  Series of Registrant that are being included in this filing:

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: LOUISVILLE       State of: Kentucky        Date:  FEBRUARY 27, 2004

(Name of Registrant, Depositor, or Trustee): JEFFERSON NATIONAL LIFE INSURANCE
                                             COMPANY


By: /s/ SHANE W. GLEESON                 Witness: /s/ CRAIG A. HAWLEY
    ----------------------------------            ------------------------------
    (Name and Title) Shane W. Gleeson           (Name and Title) Craig A. Hawley
                     President                                   General Counsel
                                                                 & Secretary



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